UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENT OF INCOME AND LOSS AND OTHER COMPREHENSIVE INCOME AND LOSS - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Profit or loss [abstract]
Revenue	$ 1,353.8	$ 1,153.1	$ 3,547.8	$ 3,072.9
Cost of goods sold	(606.5)	(564.9)	(1,593.5)	(1,460.5)
Gross profit	747.3	588.2	1,954.3	1,612.4
Selling, general and administrative expenses	(586.5)	(488.1)	(1,698.1)	(1,368.5)
Impairment gains (losses)	0.0	2.9	(2.5)	(4.6)
Other operating income	15.9	1.7	23.5	3.3
Operating profit	176.7	104.7	277.2	242.6
Finance income	1.1	1.4	6.3	4.5
Finance cost	(48.9)	(109.4)	(178.9)	(296.6)
Loss on debt extinguishment	0.0	0.0	(14.3)	0.0
Net finance cost	(47.8)	(108.0)	(186.9)	(292.1)
Income/(loss) before tax	128.9	(3.3)	90.3	(49.5)
Income tax expense	(72.7)	(32.6)	(29.0)	(64.4)
Net income/(loss)	56.2	(35.9)	61.3	(113.9)
Income/(loss) attributable to:
Equity holders of the Company	55.8	(37.7)	57.2	(115.6)
Non-controlling interests	0.4	1.8	4.1	1.7
Net income/(loss)	$ 56.2	$ (35.9)	$ 61.3	$ (113.9)
Earnings/(Loss) per share
Basic earnings/(loss) per share (in USD per share)	$ 0.11	$ (0.10)	$ 0.12	$ (0.30)
Diluted earnings/(loss) per share (in USD per share)	$ 0.11	$ (0.10)	$ 0.12	$ (0.30)
Items that will not be reclassified to the statement of income and loss
Remeasurement effects of postemployment benefit plans	$ (3.4)	$ (2.1)	$ (7.7)	$ (8.2)
Income tax related to remeasurement effects	0.8	0.3	1.9	2.0
Items that subsequently may be reclassified to the statement of income and loss
Translation differences	84.6	89.8	128.0	18.6
Cash flow hedges	(59.8)	17.0	(36.0)	20.2
Income tax related to cash flow hedges	12.0	(3.4)	7.2	(4.0)
Other comprehensive income, net of tax	34.2	101.6	93.4	28.6
TOTAL COMPREHENSIVE INCOME/(LOSS)	90.4	65.7	154.7	(85.3)
Total comprehensive income/(loss) attributable to:
Equity holders of the Company	90.0	63.9	150.6	(87.0)
Non-controlling interests	$ 0.4	$ 1.8	$ 4.1	$ 1.7